REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Total revenue	$ 50,558	$ 58,583	$ 98,748
Crypto currency mining
REVENUES
Total revenue	$ 50,558	58,464	93,586
United states | Crypto currency management fees
REVENUES
Total revenue		$ 119	$ 5,162